Segment information (Tables)	9 Months Ended
Sep. 30, 2022
Operating Segments [Abstract]
Schedules of revenue by geographical locations
The following tables present details on revenues derived in the following geographical locations for the three and nine months ended September 30, 2022 and 2021.

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
	$	$	$	$
North America	28,439	19,768	78,731	53,907
Rest of World	8,527	7,300	25,226	20,534
	36,966	27,068	103,957	74,441